Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Borrowings

The terms and conditions of outstanding loans are as follows:

		UNITED STATES DOLLAR
	Notes	2017	2016	Borrower	Nominal interest rate	Commitment fee	Maturity date
US$1 billion notes issue (the notes)[1]	(a)	847.9	846.4	Orogen	4.875%	—	7 October 2020
US$150 million revolving senior secured credit facility – old[2]	(b)	—	82.0	La Cima	LIBOR plus 1.63%	0.65%	19 December 2017
US$150 million revolving senior secured credit facility – new[2]	(c)	83.5	—	La Cima	LIBOR plus 1.20%	0.50%	19 September 2020
US$70 million revolving senior secured credit facility[3]	(d)	—	45.0	Ghana	LIBOR plus 2.40%	1.00%	6 May 2017
US$100 million revolving senior secured credit facility[3]	(e)	45.0	—	Ghana	LIBOR plus 2.95%	1.20%	21 June 2020
A$500 million syndicated revolving credit facility[4]	(f)	231.5	—	Gruyere	BBSY plus 2.35%	0.94%	24 May 2020
US$1,510 million term loan and revolving credit facilities[5]	(g)	—	—
- Facility A (US$75 million)		—	—	Orogen	LIBOR plus 2.45%	—	28 November 2015
- Facility A (US$45 million)		—	—	Orogen	LIBOR plus 2.45%	—	—
- Facility B (US$720 million)		—	—	Orogen	LIBOR plus 2.25%	0.90%	—
- Facility C (US$670 million)		—	—	Orogen	LIBOR plus 2.00%	0.80%	—
US$1,290 million term loan and revolving credit facilities[6]	(h)	380.0	658.5
- Facility A (US$380 million)		380.0	380.0	Orogen	LIBOR plus 2.50%	—	6 June 2019
- Facility B (US$360 million)		—	278.5	Orogen	LIBOR plus 2.20%	0.77%	6 June 2020
- Facility C (US$550 million)		—	—	Orogen	LIBOR plus 2.45%	0.86%	6 June 2021
R1,500 million Nedbank revolving credit facility[7]	(i)	79.5	—	GFIJVH/GFO	JIBAR plus 2.50%	0.85%	7 March 2018
Short-term Rand uncommitted credit facilities[8]	(j)	114.1	61.0	—	—	—	—

Total borrowings		1,781.5	1,692.9
Current borrowings		(193.6)	(188.0)

Non-current borrowings		1,587.9	1,504.9

1	The balance is net of unamortised transaction costs amounting to US$4.5 million (2016: US$6.0 million) which will unwind over the remaining period of the notes as an interest expense.

The payment of all amounts due in respect of the Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Sibanye-Stillwater (up to 24 April 2015), Gold Fields Operations Limited (“GFO”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.

The notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

Gold Fields Australasia Proprietary Limited (“GFA”) offered and accepted the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA intends to hold the notes acquired until their maturity on 7 October 2020. The purchase of the notes amounting to US$147.6 million was financed by drawing down under the US$1,510 million term loan and revolving credit facilities. The Group recognised a profit of US$17.7 million on the buy back of the notes.

2	Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group. The old revolving senior secured credit facility matured in 2017 and was refinanced through the new revolving credit facility on 22 September 2017.

3	Borrowings under the facility are guaranteed by Gold Fields Ghana Limited and Abosso Goldfields Limited. Borrowings under this facility are also secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso (“Secured Assets”). In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. The US$70 million revolving senior secured credit facility matured in 2017 and was refinanced through the US$100 million revolving senior secured credit facility on 21 July 2017.

Fleet assets and CIL plant in Ghana amounting to US$183.6 million (2016: US$95.5 million) have been pledged as security for this facility.

4	Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”).

5	Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.

These facilities were cancelled and refinanced through the US$1,290 million term loan and revolving credit facilities on 6 June 2016, resulting in the total amount available to be US$nil at 31 December 2016.

6	Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”).

7	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen and GFIJVH

8	The Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Summary of Borrowings by Type

		UNITED STATES DOLLAR
		2017	2016
(a)	US$1 billion notes issue
	Balance at beginning of the year	846.4	992.6
	Buy-back of US$200 million notes	—	(129.9)
	Profit on buy-back of notes	—	(17.7)
	Unwinding of transaction costs	1.5	1.4

	Balance at end of the year	847.9	846.4

(b)	US$150 million revolving senior secured credit facility - old
	Balance at beginning of the year	82.0	42.0
	Loans advanced	—	40.0
	Repayments	(82.0)	—

	Balance at end of the year	—	82.0

(c)	US$150 million revolving senior secured credit facility - new
	Balance at beginning of the year	—	—
	Loans advanced	83.5	—

	Balance at end of the year	83.5	—

(d)	US$70 million revolving senior secured credit facility
	Balance at beginning of the year	45.0	45.0
	Repayments	(45.0)	—

	Balance at end of the year	—	45.0

(e)	US$100 million revolving senior secured credit facility
	Balance at beginning of the year	—	—
	Loans advanced	45.0	—

	Balance at end of the year	45.0	—

(f)	A$500 million syndicated revolving credit facility
	Balance at beginning of the year	—	—
	Loans advanced	236.6	—
	Translation adjustment	(5.1)	—

	Balance at end of the year	231.5	—

(g)	US$1,510 million term loan and revolving credit facilities
	Balance at beginning of the year	—	724.0
	Loans advanced	—	174.0
	Repayments	—	(898.0)

	Balance at end of the year	—	—

(h)	US$1,290 million term loan and revolving credit facilities
	Balance at beginning of the year	658.5	—
	Loans advanced	73.5	707.5
	Repayments	(352.0)	(49.0)

	Balance at end of the year	380.0	658.5

(i)	R1,500 million Nedbank revolving credit facility
	Balance at beginning of the year	—	—
	Loans advanced	78.5	20.8
	Repayments	—	(21.3)
	Translation adjustment	1.0	0.5

	Balance at end of the year	79.5	—

(j)	Short-term Rand uncommitted credit facilities
	Balance at beginning of the year	61.0	16.7
	Loans advanced	262.6	356.4
	Repayments	(216.5)	(315.0)
	Translation adjustment	7.0	2.9

	Balance at end of the year	114.1	61.0

	Total borrowings	1,781.5	1,692.9

	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:

	Variable rate with exposure to repricing (six months or less)	933.6	846.5
	Fixed rate with no exposure to repricing (US$1 billion notes issue)	847.9	846.4

		1,781.5	1,692.9

	The carrying amounts of the Group’s borrowings are denominated in the following currencies:
	US Dollar	1,356.4	1,631.9
	Australian Dollar	231.5	—
	Rand	193.6	61.0

		1,781.5	1,692.9

	The Group has the following undrawn borrowing facilities:

	Committed	1,452.7	979.0
	Uncommitted	17.1	56.6

		1,469.8	1,035.6

	All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:

	- within one year	39.7	93.0
	- later than one year and not later than two years	—	106.9
	- later than two years and not later than three years	863.0	81.5
	- later than three years and not later than five years	550.0	697.6

		1,452.7	979.0